INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Income Tax Disclosure [Abstract]
Increased in valuation allowances	$ 29,000	$ 1,000,000.0
Federal net operating loss carryforwards	20,800,000	19,700,000
State net operating loss carryforwards	$ 16,800,000	16,700,000
Income tax description	The Federal carryforwards expire on various dates through 2041 and the state carryforwards expire through 2038.
Liability for unrecognized tax benefits	$ 0	$ 0